Filed Pursuant to Rule 497(e)
Registration Number 002-30771

AMERICAN FIDELITY ASSURANCE COMPANY

AMERICAN FIDELITY SEPARATE ACCOUNT A

Supplement Dated October 1, 2014 to the AFPR1ME GROWTH Variable Annuity
Prospectus and Statement of Additional Information Dated May 1, 2014

This Supplement updates certain information contained in your May 1, 2014 AFPR1ME GROWTH Variable Annuity Prospectus and Statement of Additional Information (the “Prospectus” and “Statement of Additional Information”).  Please read it carefully and keep it with the Prospectus and Statement of Additional Information for future reference.
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NOTICE OF AND INFORMATION ABOUT
AN UPCOMING FUND SUBSTITUTION

Effective on November 26, 2014 (the “Substitution Date”), American Fidelity Assurance Company (the “Company”) and American Fidelity Separate Account A (“Separate Account A”) will replace shares of American Fidelity Dual Strategy Fund, Inc. (“Dual Strategy Fund”) with shares of the replacement fund, Vanguard Variable Insurance Fund Total Stock Market Index Portfolio (“Vanguard VIF Total Stock Market Index Portfolio” or the “Portfolio”).  As a result of this “Substitution”, after November 26, 2014, Separate Account A will no longer invest its assets in Dual Strategy Fund.

Please note the items below that relate to the Substitution.

•	On the Substitution Date, your investment in the Dual Strategy Fund will automaticallybecome an investment in the Vanguard VIF Total Stock Market Index Portfolio with an equal accumulation value.
•
You will not incur any fees or charges or any tax liability because of the Substitution, and your contract value immediately after the Substitution will equal your contract value immediately before the Substitution.

•
The overall expenses of the Vanguard VIF Total Stock Market Index Portfolio are less than the overall expenses of the Dual Strategy Fund.   The fees and expenses of the Vanguard VIF Total Stock Market Index Portfolio are more fully described in the Summary Prospectus that accompanies this Supplement (the “Vanguard Summary Prospectus”).  Please read the Vanguard Summary Prospectus carefully.

•
The investment objectives and policies of the Vanguard VIF Total Stock Market Index Portfolio are similar to the investment objectives and policies of the Dual Strategy Fund and are more fully described in the Vanguard Summary Prospectus.  Please read the Vanguard Summary Prospectus carefully.

•
After the Substitution Date, the Dual Strategy Fund will no longer be available through your AFPR1ME GROWTH Variable Annuity policy (the “Policy”), and there will be no further disclosure about the Dual Strategy Fund in any future supplements to the Prospectus or Statement of Additional Information.

•
After the Substitution Date, the Vanguard VIF Total Stock Market Index Portfolio will be the underlying investment available through your Policy, and all of your future contributions will be allocated to the Vanguard VIF Total Stock Market Index Portfolio.

IMPORTANT INFORMATION ABOUT THE FUND
AVAILABLE THROUGH YOUR VARIABLE ANNUITY POLICY

As of the Substitution Date, the assets of Separate Account A will be invested solely in the Vanguard VIF Total Stock Market Index Portfolio and will no longer be invested in the Dual Strategy Fund.  References to Dual Strategy Fund in the Prospectus and Statement of Additional Information are deleted and replaced with references to the Vanguard VIF Total Stock Market Index Portfolio.

More detailed information about the Vanguard VIF Total Stock Market Index Portfolio can be found in the Vanguard Summary Prospectus.  You may obtain a the full prospectus, statement of additional information and other information about the Vanguard VIF Total Stock Market Index Portfolio  free of charge by contacting our Annuity Services Department at 1.800.662.1106, va.help@americanfidelity.com or P.O. Box 25520, Oklahoma City, Oklahoma 73125.

FEE TABLE

The information on page 2 of the Prospectus, “Fee Table – Dual Strategy Fund Annual Expenses”, is deleted in its entirety and is updated to include the following information about the Vanguard VIF Total Stock Market Index Portfolio.  Additional details about the fees and expenses of the Vanguard VIF Total Stock Market Index Portfolio are contained in the Vanguard Summary Prospectus.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)	MINIMUM 0.18%	MAXIMUM 0.18%

Vanguard® Variable Insurance Fund
Total Stock Market Index Portfolio
Management Expenses	None
12b-1 Distribution Fee	None
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	0.18%

Example

The information on page 2 of the Prospectus, “Fee Table – Example”, is deleted in its entirety and is updated to include the following information about the Vanguard VIF Total Stock Market Index Portfolio.

	Time Periods
	1 Year	3 Years	5 Years	10 Years
Vanguard® Variable Insurance Fund1
VIF Total Stock Market Index Portfolio2	$527	$762	$1,016	$1,740

CONDENSED FINANCIAL INFORMATION

The information on page 3 of the Prospectus, “Condensed Financial Information”, is deleted in its entirety and is updated to reflect that the table does not include information for the Vanguard VIF Total Stock Market Index Portfolio, which will be available after November 26, 2014.

EXPENSES

The information on page 7 of  Prospectus, “Expenses – Dual Strategy Fund Expenses”, is deleted in its entirety and is updated to reflect that information about the expenses of the Vanguard VIF Total Stock Market Index Portfolio is contained in the Vanguard Summary Prospectus.

OTHER INFORMATION

The information on page 14 of the Prospectus, “Other Information – Dual Strategy Fund”, is deleted in its entirety and is updated to reflect the following:

Vanguard VIF Total Stock Market Index Portfolio

Separate Account A invests exclusively in the Vanguard VIF Total Stock Market Index Portfolio, which seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.  The investment advisor of the Vanguard Total Stock Market Index Fund is The Vanguard Group, Inc.

More information about the Vanguard VIF Total Stock Market Index Portfolio can be found in the Vanguard Summary Prospectus.  You may obtain a full prospectus, statement of additional information and other information about the Vanguard VIF Total Stock Market Index Portfolio free of charge by contacting our Annuity Services Department as instructed on page 2.

1  Vanguard is a trademark of The Vanguard Group, Inc.
2 Available as investment option after November 26, 2014.